CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 3,013	$ 2,161	$ 1,942
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Treasury stock, shares	20,479,471	19,787,089	16,807,932
Common Class A
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	86,498,716	85,958,791	82,959,411
Common stock, shares outstanding	66,019,245	66,171,702	66,151,479
Common Class B
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	3,082	3,082	3,082
Common stock, shares outstanding	3,082	3,082	3,082